FINANCIAL ASSETS RECEIVABLE - (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financial assets receivable
Financial assets receivable	¥ 2,142,627	¥ 2,142,627	¥ 1,250,277	¥ 4,601,642		¥ 2,142,627
Allowance for uncollectible receivables	(390,834)	(56,656)	(56,656)	(390,834)		(170,803)
Financial assets receivable, net				4,210,808		1,971,824
Movement of financial assets receivable
Balance at beginning of year	2,142,627	1,250,277	286,380
Addition in the current year	6,885,976	3,650,311	1,881,072
Collection in the current year	(4,478,593)	(2,721,168)	(909,501)
Write-off	(65,689)	(36,793)	(7,674)
Balance at end of year	4,601,642	2,142,627	1,250,277
Movement of allowance for uncollectible receivables
Balance at beginning of year	170,803	56,656	16,258
Current year net provision	285,720	150,940	48,072
Write-off	(65,689)	(36,793)	(7,674)
Balance at end of year	390,834	170,803	56,656
Financing Receivable, Recorded Investment, Current				638,787
Total financial assets receivable				645,326	$ 98,901	59,270
Adjustment
Financial assets receivable
Financial assets receivable	117,321	117,321				117,321
Movement of financial assets receivable
Balance at beginning of year	117,321
Balance at end of year		117,321
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable	3,149	125,936	125,936	3,149		130,765
Allowance for uncollectible receivables	(2,033)	(5,806)	(5,806)	(2,033)		(13,633)
Financial assets receivable, net				1,116		¥ 117,132
Movement of financial assets receivable
Balance at beginning of year	130,765	125,936
Addition in the current year	35,151	329,164
Collection in the current year	(124,830)	(316,926)
Write-off	(37,937)	(7,409)
Balance at end of year	3,149	130,765	125,936
Movement of allowance for uncollectible receivables
Balance at beginning of year	13,633	5,806
Current year net provision	26,337	15,236
Write-off	(37,937)	(7,409)
Balance at end of year	¥ 2,033	¥ 13,633	¥ 5,806
0-30 days past due
Movement of allowance for uncollectible receivables
Financing Receivable, Recorded Investment, Past Due				2,357
31-60 days past due
Movement of allowance for uncollectible receivables
Financing Receivable, Recorded Investment, Past Due				917
over 60 days past due
Movement of allowance for uncollectible receivables
Financing Receivable, Recorded Investment, Past Due				¥ 3,265